Significant Accounting Policies - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	54.40%	51.80%	50.80%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	24.10%	25.90%	27.30%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.70%	19.10%	18.90%
Account Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	55.80%	55.60%	54.10%
Account Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	20.40%	23.70%	25.90%
Account Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	17.70%	17.50%	16.80%